Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,225,000
Previously Paid Amount	153.60
Total Fee Amount	187.55
Total Offset Amount	0
Net Fee	$ 33.95